FIRSTHAND FUNDS

                               SEMI-ANNUAL REPORT


                                  June 30, 2002
                                   (unaudited)

                        FIRSTHAND AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS
FIRSTHAND AGGRESSIVE GROWTH FUND
June 30, 2002 (unaudited)

                                    NON-INCOME
                                    PRODUCING    %     SHARES           VALUE
                                    -------------------------------------------

COMMON STOCK                                   93.7%                  $ 368,359
                                                                      ---------
  (Cost $497,848)

  COMMUNICATIONS                                1.7%                      6,528
                                                                      ---------
    Charter Communications, Inc. - A      *              390              1,591
    Intrado, Inc.                         *              255              4,937

  COMMUNICATIONS EQUIPMENT                      3.2%                     12,452
                                                                      ---------
    CIENA Corp.                           *              490              2,053
    Polycom, Inc.                         *              105              1,259
    Powerwave Technologies, Inc.          *              345              3,160
    Tekelec, Inc.                         *              280              2,248
    UTStarcom, Inc.                       *              185              3,732

  CONSUMER DISCRETIONARY                       11.3%                     44,421
                                                                      ---------
    Best Buy Co., Inc.                    *              105              3,812
    Costco Wholesale Corp.                *              260             10,041
    Electronics Boutique Holdings Corp.   *              150              4,395
    Lowe's Cos., Inc.                                     95              4,313
    NIKE, Inc. - B                                        70              3,756
    Starbucks Corp.                       *              175              4,349
    Target Corp.                                         195              7,429
    Wal-Mart Stores, Inc.                                115              6,326

  CONSUMER STAPLES                              2.7%                     10,782
                                                                      ---------
    Avon Products, Inc.                                  110              5,746
    SYSCO Corp.                                          185              5,036

  DEFENSE & AEROSPACE                           2.9%                     11,410
                                                                      ---------
    Raytheon Co.                                         280             11,410

  ELECTRONIC DESIGN AUTOMATION                  5.1%                     20,019
                                                                      ---------
    Magma Design Automation, Inc.         *              335              5,628
    Numerical Technologies, Inc.          *              410              1,638
    PDF Solutions, Inc.                   *              395              2,887
    Synopsys, Inc.                        *              180              9,866

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
FIRSTHAND AGGRESSIVE GROWTH FUND
June 30, 2002 (unaudited)

                                    NON-INCOME
(CONTINUED)                          PRODUCING    %     SHARES          VALUE
                                    -------------------------------------------
  FINANCIALS                                   17.4%                  $  68,271
                                                                      ---------
    American Express Co.                                 140              5,085
    American International Group, Inc.                   135              9,211
    Citigroup, Inc.                                      215              8,331
    John Hancock Financial Services, Inc.                 65              2,288
    Mellon Financial Corp.                               135              4,243
    MetLife, Inc.                                        170              4,896
    Morgan Stanley                                       130              5,600
    Prudential Financial, Inc.            *              175              5,838
    State Street Corp.                                    95              4,247
    The Bank of New York Co., Inc.                       150              5,062
    Wells Fargo & Co.                                    165              8,260
    Zions Bancorporation                                 100              5,210

  HEALTH CARE                                  20.8%                     81,595
                                                                      ---------
    AdvancePCS                            *              275              6,583
    Affymetrix, Inc.                      *              150              3,599
    Allergan, Inc.                                        70              4,672
    Amgen, Inc.                           *              120              5,026
    Baxter International, Inc.                           155              6,890
    BioMarin Pharmaceutical, Inc.         *              295              1,540
    Bristol-Myers Squibb Co.                              50              1,285
    CardioDynamics International Corp.    *              840              3,125
    First Health Group Corp.              *              200              5,608
    Guidant Corp.                         *              110              3,325
    Inhale Therapeutic Systems, Inc.      *              515              5,114
    Invitrogen Corp.                      *               70              2,241
    McKesson Corp.                                       185              6,049
    Medarex, Inc.                         *              350              2,597
    Merck & Co., Inc.                                     90              4,558
    Myriad Genetics, Inc.                 *              120              2,441
    Pharmacia Corp.                                      125              4,681
    QIAGEN N.V.                           *              275              3,204
    Seattle Genetics, Inc.                *              825              4,298
    Synovis Life Technologies, Inc.       *              635              4,759

  INDUSTRIALS                                   9.1%                     35,786
                                                                      ---------
    3M Co.                                               105             12,915
    General Electric Co.                                 425             12,346
    United Technologies Corp.                            155             10,525

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
FIRSTHAND AGGRESSIVE GROWTH FUND
June 30, 2002 (unaudited)

                                                        SHARES/
                                    NON-INCOME         PRINCIPAL
(CONTINUED)                          PRODUCING   %      AMOUNT          VALUE
                                    -------------------------------------------

  MEDIA                                         2.7%                  $  10,778
                                                                      ---------
    Clear Channel Communications, Inc.    *               165             5,283
    Univision Communications, Inc. - A    *               175             5,495

  NETWORKING                                    3.4%                     13,354
                                                                      ---------
    Cisco Systems, Inc.                   *               565             7,882
    McDATA Corp. - B                      *               330             2,937
    Riverstone Networks, Inc.             *               810             2,535

  SEMICONDUCTORS                                8.2%                     32,378
                                                                      ---------
    Applied Micro Circuits Corp.          *               520             2,460
    Genesis Microchip, Inc.               *               180             1,501
    GlobespanVirata, Inc.                 *               645             2,496
    Kopin Corp.                           *               625             4,125
    Microtune, Inc.                       *               810             7,217
    RF Micro Devices, Inc.                *               525             4,000
    Skyworks Solutions, Inc.              *               420             2,331
    Zoran Corp.                           *               360             8,248

  SOFTWARE                                      4.7%                     18,498
                                                                      ---------
    Adobe Systems, Inc.                                   115             3,277
    Concord Communications, Inc.          *               320             5,274
    Concord EFS, Inc.                     *               190             5,727
    Legato Systems, Inc.                  *               365             1,314
    Wind River Systems, Inc.              *               580             2,906

  UTILITIES                                     0.5%                      2,087
                                                                      ---------
    AES Corp.                             *               385             2,087

CASH EQUIVALENTS                                6.4%
    (Cost $25,149)
      SSgA Prime Money Market Portfolio                15,535            15,535
      State Street Bank and Trust Company
        Repurchase Agreement, 0.850%
        dated 06/28/2002, to be
        repurchased at $9,615 on
        07/01/2002, collateralized by
        $10,000 U.S.Treasury Note,
        7.000% maturing 07/15/2006
        (value $11,478)                                 9,614             9,614
                                                                      ---------
TOTAL INVESTMENT SECURITIES                   100.1%                    393,508
  (Cost $522,997)

LIABILITIES IN EXCESS OF OTHER ASSETS         (0.1)%                       (375)
                                                                      ---------
NET ASSETS                                    100.0%                  $ 393,133
                                                                      =========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)

                                                                      FIRSTHAND
                                                                      AGGRESSIVE
                                                                        GROWTH
                                                                         FUND
                                                                      ---------
ASSETS
Investment securities:
  At acquisition cost                                                 $ 522,997
                                                                      =========
  At market value (Note 2)                                            $ 393,508

Cash                                                                         22
Receivables from dividends and interest                                     141
Deferred trustee compensation (Note 5)                                    3,796
    TOTAL ASSETS                                                        397,467
                                                                      ---------

LIABILITIES
Payable to affiliates (Note 4)                                              538
Payable for trustee compensation                                          3,796
                                                                      ---------
    TOTAL LIABILITIES                                                     4,334
                                                                      ---------

NET ASSETS                                                            $ 393,133
                                                                      =========

Net assets consist of:
   Paid-in-capital                                                    $ 560,580
   Accumulated net investment losses                                     (2,638)
   Accumulated net realized loss from
     security transactions                                              (35,320)
   Net unrealized depreciation
      on investments                                                   (129,489)
                                                                      ---------

NET ASSETS                                                            $ 393,133
                                                                      =========
Shares outstanding (unlimited number of
  shares authorized, no par value)                                       55,983
                                                                      =========
Net asset value, redemption price
  and offering price per share (Note 2)                               $    7.02
                                                                      =========

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (unaudited)

                                                                      FIRSTHAND
                                                                      AGGRESSIVE
                                                                        GROWTH
                                                                         FUND
                                                                      ---------
INVESTMENT INCOME
  Interest                                                            $     118
  Dividends                                                               1,048
                                                                      ---------
TOTAL INVESTMENT INCOME                                                   1,166
                                                                      ---------
EXPENSES
  Investment advisory fees (Note 4)                                       3,091
  Administrative fees (Note 4)                                              713
                                                                      ---------
TOTAL EXPENSES                                                            3,804
                                                                      ---------
NET INVESTMENT LOSS                                                      (2,638)
                                                                      ---------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
    Net realized losses from security
      transactions and foreign currency                                 (35,320)
    Net change in unrealized
      depreciation on investments                                      (129,489)
                                                                      ---------
NET REALIZED AND UNREALIZED
  LOSSES ON INVESTMENTS                                                (164,809)
                                                                      ---------
NET DECREASE IN NET
  ASSETS FROM OPERATIONS                                              $(167,447)
                                                                      =========

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended June 30, 2002

                                                                FIRSTHAND
                                                          AGGRESSIVE GROWTH FUND
                                                                Six Months
                                                                   Ended
                                                                 6/30/2002
                                                                (unaudited)
                                                                -----------
FROM OPERATIONS:
  Net investment loss                                           $  (2,638)
  Net realized losses from security transactions
    and foreign currency                                          (35,320)
  Net change in unrealized depreciation on
  investments                                                    (129,489)
                                                                ---------
  Net decrease in net assets from operations                     (167,447)

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                       576,410
  Net asset value of shares issued in
  reinvestment of distributions to shareholders                        --
  Payments for shares redeemed (A)                                (15,830)
                                                                ---------
  Net increase in net assets from capital share
    transactions                                                  560,580
                                                                ---------

TOTAL INCREASE IN NET ASSETS                                      393,133

NET ASSETS:
  Beginning of period                                                  --
                                                                ---------
  End of period                                                 $ 393,133
                                                                =========

UNDISTRIBUTED NET INVESTMENT INCOME:                            $  (2,638)
                                                                =========
CAPITAL SHARE ACTIVITY:
  Shares sold                                                      57,999
  Shares issued in reinvestment of
    distributions to shareholders                                      --
  Shares redeemed                                                  (2,016)
                                                                ---------
  Net increase in shares outstanding                               55,983

  Shares outstanding, beginning of period                              --
                                                                ---------
  Shares outstanding, end of period                                55,983
                                                                =========

(A)  Net of redemption fees of $323.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

FIRSTHAND AGGRESSIVE GROWTH FUND

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period

                                                                  Six Months
                                                                     Ended
                                                                    6/30/02
                                                                  (unaudited)
                                                                  -----------

Net asset value at beginning of period                              $ 10.00
                                                                    -------
Income from investment operations:
  Net investment loss                                                 (0.05)
  Net realized and unrealized losses
    on investments                                                    (2.94)
                                                                    -------
Total from investment operations                                      (2.99)
                                                                    -------

Paid-in capital from redemption fees (Note 2)                          0.01
                                                                    -------

Net asset value at end of period                                    $  7.02
                                                                    =======

Total return                                                         (29.80%)(A)
                                                                    =======

Net assets at end of period (thousands)                             $ 393.1
                                                                    =======

Ratio of expenses to average net assets                                1.60%(B)

Ratio of net investment loss to average net assets                    (1.11%)(B)

Portfolio turnover rate                                                 146%

(A)  Not annualized.
(B)  Annualized.

              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)


1. ORGANIZATION

The Firsthand Aggressive Growth Fund (the "Fund") is a diversified series of Firsthand Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on November 8, 1993. The inception date of the Fund (the date on which a net asset value was first determined for the Fund) is December 31, 2001. The Fund currently offers Investor Class shares.

The Fund invests in equity securities of companies that Firsthand Capital Management, Inc. (the "Investment Adviser") believes have potential for above-average earnings growth or price appreciation, or are demonstrating accelerating revenue of rapidly growing mid-sized companies, but may also invest in small or large companies with strong competitive positions.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio of securities is valued as follows:

     1. Securities traded on stock exchanges, or quoted by Nasdaq, are valued at their last reported sale price as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

     2. Securities traded in the over-the-counter market, but not quoted by Nasdaq, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

     3. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

     4. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

Share valuation -- The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund's net asset value per share. The Fund charges a 2% redemption fee on shares redeemed or exchanged within 180 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund's daily net asset value calculation.

Repurchase agreements -- Repurchase agreements, which must be secured with collateral of a credit quality at least equal to the Fund's investment criteria for its portfolio securities, are valued at cost, which, together with accrued interest, approximates market value. At the time the Fund enters into a repurchase agreement, the value of the underlying securities, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities and losses.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Loans of portfolio securities -- The Fund may lend its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Fund to risks such as (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral, marked to market daily, in the form of cash and/or U.S. government obligations, with the Fund's custodian in an amount equal to or greater than the market value of the loaned securities. The Fund will limit loans of its portfolio securities to no more than 30% of its total assets.

At June 30, 2002, the Fund had no securities on loan.

Foreign securities -- The Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts ("ADRs"), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in the Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source.

Distributions to shareholders -- The Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- The Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Service Code of 1986, as amended (the "Code"). As provided in the Code, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2002.

Gross unrealized      Gross unrealized       Net unrealized      Federal income
  appreciation          depreciation          depreciation          tax cost
  ------------          ------------          ------------          --------
     $8,573              $(138,062)            $(129,489)           $522,997

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term  investments)
for  the  period  ended  June  30,  2002   aggregated   $715,080  and  $692,485,
respectively.

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Certain trustees and officers of the Trust are also officers of the Investment Adviser, or State Street Bank and Trust Company ("State Street"), which is the sub-administrator, shareholder servicing and transfer agent, investment accounting agent, and custodian for the Trust.

INVESTMENT ADVISORY AGREEMENT

The Fund's investments are managed by the Investment Adviser pursuant to the terms of an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Investment Adviser provides the Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of the Fund consistent with the Fund's investment objectives, policies, and limitations. The Investment Adviser is responsible for
(i) compensation of any of the Fund's trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser's personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreement.

For the  services it  provides  under the  Advisory  Agreement,  the  Investment
Adviser receives from the Fund, on a monthly basis, an advisory fee at the annual rate of 1.30% of its average daily net assets. In the Advisory Agreement, the Investment Adviser has agreed to reduce its fee and/or make expense reimbursements so that the Fund's total annual operating expenses are limited to 1.60% of the Fund's average daily net assets.

ADMINISTRATION AGREEMENT

The Trust has entered into a separate Administration Agreement with the Investment Adviser. This agreement obligates the Investment Adviser to provide administrative and general supervisory services to the Fund (the "Administration Agreement").

Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space and facilities necessary to perform its obligations under the Administration
Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of the Fund's operating expenses excluding independent trustees' compensation, brokerage and commission expenses, fees payable under "Rule 12b-1 plans," if any, and shareholder servicing plans, if any, litigation costs, and any extraordinary and non-recurring expenses.

For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from the Fund at the annual rate of 0.30% of its average daily net assets.

The Investment Adviser has entered into a Sub-Administration Agreement with State Street. Under this agreement, the Investment Adviser (not the Fund) pays to State Street the fees for the administrative services provided by State Street.

5. DEFERRED TRUSTEES COMPENSATION AGREEMENT

During the fiscal year ended December 31, 2000, the Trust entered into a deferred compensation agreement with the independent trustees of the Trust.

Under the deferred trustees compensation agreement, each independent trustee may elect to defer some or all of his trustee fees. Each independent trustee is paid an annual retainer of $24,000, $6,000 for each regular meeting attended in person, and $1,000 for each special meeting attended. Deferred fees may be deemed invested in the Firsthand Funds selected by each independent trustee on a tax-deferred basis and deferred fees (and the income, gains, and losses credited during the deferral period) are payable at least two years after deferral date. Upon payment of any deferred fees (and the income, gains, and losses credited during the deferral period), the Fund will expense its pro rata share of those fees.

6. INVESTMENTS IN AFFILIATES AND RESTRICTED SECURITIES

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer. The Fund had no investments in affiliated issuers for the six-month period ended June 30, 2002.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The Fund had no investments in restricted securities for the six-month period ended June 30, 2002.

7. RISKS

Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in the Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser's control. The Fund is designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings.

8. SUBSEQUENT EVENTS

On July 26, 2002, Firsthand Funds' Board of Trustees approved the liquidation of Firsthand Aggressive Growth Fund. The Fund was liquidated on July 31, 2002.

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FIRSTHAND AGGRESSIVE GROWTH FUND. THIS FUND IS CLOSED AS OF JULY 31, 2002.

FIRSTHAND FUNDS ARE DISTRIBUTED BY ALPS DISTRIBUTORS, INC.